Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Youche Jingpi [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	¥ 20	$ 3	¥ 20
Shanghai Youcang [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	111	15	100
Bingyi Zhao [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	11	2
Related Party [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	¥ 142	$ 20	¥ 120